Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of trade and other payables [Line Items]
Deferred income current	[1]	£ 1,525	£ 1,474	£ 1,435
Deferred income non-current	[1]	455	413	230
Broadband Delivery UK Programme [Member]
Disclosure of trade and other payables [Line Items]
Deferred income current		132	71	71
Deferred income non-current		£ 404	£ 375	£ 187

[1]	Includes £132m (2016/17: £71m, 2015/16: £71m) current and £404m (2016/17: £375m, 2015/16: £187m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up